Expense Example - Rayliant-ChinaAMC Transformative China Tech ETF - Rayliant-ChinaAMC Transformative China Tech ETF Shares	Sep. 22, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	$ 240